Derivatives and Fair Value Disclosures - Schedule of Fair Value, Assets and Liabilities Measured on Non-Recurring Basis (Detail) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total		$ (3,857,307)	$ (993,916)	$ (11,351,821)
Fair Value, Measurements, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-lived assets held and used			6,000,000
Long-lived assets held for sale		3,500,000			$ 3,000,000
Total	$ 3,000,000	3,500,000	6,000,000
Long-lived assets held and used	(305,607)	(714,895)	(993,916)
Total	(305,607)	(714,895)	(993,916)
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-lived assets held and used			6,000,000
Long-lived assets held for sale		3,500,000			$ 3,000,000
Total	$ 3,000,000	$ 3,500,000	$ 6,000,000